Label	Element	Value
CM Commodity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CM Commodity Index Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The CM Commodity Index Fund seeks to track, before fees and expenses, the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for Class A sales charge discounts if you and your family (includes spouse and children under age 21) invest, or agree to invest in the future, at least $25,000, in the aggregate, in Classes A and C of the VanEck Funds. More information about these and other discounts is available from your financial professional and in the “Shareholder Information—Sales Charges” section of this prospectus, in the “Availability of Discounts” section of the Fund’s Statement of Additional Information (“SAI”) and, with respect to purchases of shares through specific intermediaries, in Appendix C to this prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate that the Fund pays higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares at the end of these periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and applies fee waivers and/or expense reimbursements, if any, for the periods indicated above under “Annual Fund Operating Expenses”. Although your actual expenses may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in instruments that derive their value from the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index (the “CMCI”), as described below, and in bonds, debt securities and other fixed income instruments (“Fixed Income Instruments”) issued by various U.S. public- or private-sector entities. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity futures contracts and options on futures contracts that provide economic exposure to the investment returns of the commodities markets, as represented by the CMCI and its constituents. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. A commodity-linked derivative is a derivative instrument whose value is linked to the movement of a commodity, commodity index, commodity option or futures contract. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

The CMCI is a rules-based, composite benchmark index diversified across 29 commodity components from the following five sectors: energy, precious metals, industrial metals, agriculture and livestock. The CMCI is comprised of futures contracts with maturities ranging from three months up to a maximum of about three years for each commodity, depending on liquidity. The return of the CMCI reflects a combination of (i) the returns on the futures contracts comprising the CMCI; and (ii) the fixed-income return that would be earned on a hypothetical portfolio of 13-week U.S. Treasury bills theoretically deposited as full collateral for the notional exposure of hypothetical positions in the futures contracts comprising the CMCI. The selection and relative weightings of the components of the CMCI are designed to reflect the economic significance and market liquidity of each commodity, as determined based on global economic data, consumption data, commodity futures prices, open interest and volume data. The maturity of each commodity component in the CMCI remains fixed at a predefined time interval at all times by means of a continuous rolling process, in which a weighted percentage of shorter dated contracts for each commodity are swapped for longer dated contracts on a daily basis. The CMCI is rebalanced monthly back to the target weightings of the commodity components of the CMCI and the target weightings of all commodity components are revised once per year. A more detailed description of the CMCI is contained in Appendix A to the prospectus.

The Fund will seek to track the returns of the CMCI by entering into swap contracts and commodity index-linked notes with one or more counterparties, which contracts and notes will rise and fall in value in response to changes in the value of the CMCI. As of the date of this prospectus, UBS AG (“UBS") was the only available counterparty with which the Fund may enter into such swap contracts on the CMCI. The Fund may enter into such contracts and notes directly or indirectly through a wholly owned subsidiary of the Fund (the “Subsidiary”). Commodity index-linked notes are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices (such as the CMCI). These commodity index-linked notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The Fund may also seek to gain exposure to the individual commodity components of the CMCI by investing in futures contracts that comprise the CMCI, either directly or indirectly through the Subsidiary.

For tax reasons, it may be advantageous for the Fund to create and maintain its exposure to the commodity markets, in whole or in part, by investing in the Subsidiary. The Subsidiary is managed by the Adviser for the exclusive benefit of the Fund. As discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments including futures. The Fund may invest up to 25% of its assets in the Subsidiary.

The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to commodity indices, such as the CMCI, and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund’s portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations may be the result of temporary market fluctuations, and under normal circumstances, the Fund will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund’s net assets. To the extent the CMCI is concentrated in a particular industry (or one or more commodities that comprise an industry) the Fund will necessarily be concentrated in that industry.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in Fixed Income Instruments, including derivative Fixed Income Instruments.

The average duration of the portfolio of Fixed Income Instruments will vary based on interest rates and, under normal market conditions, is not expected to exceed five years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The Fund will invest primarily in securities of the U.S. Government and its agencies and investment grade bonds of private issuers rated Baa or higher or, if unrated, determined by the Adviser to be of comparable quality. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls, repurchase agreements or reverse repurchase agreements). The Fund may also invest, without limitation, in money market funds.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

Credit. Credit risk is the risk that the issuer or guarantor of a debt security or the counterparty to an over-the-counter contract (including many derivatives) will be unable or unwilling to make timely principal, interest or settlement payments or otherwise honor its obligations. The Fund may invest in debt securities that are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the value of the securities.

Commodities and Commodity-Linked Derivatives. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism, natural disasters, and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

Commodities and Commodity-Linked Derivatives Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives were treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and/or be subject to federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a regulated investment company may limit the Fund’s use of such derivative instruments.

Counterparty. A loss may be sustained as a result of the failure of another party to a contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with a contract’s terms. The Fund also bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. In addition, the Fund may enter into swap agreements with a limited number of counterparties, and as of the date of this prospectus, UBS was the only available counterparty with which the Fund may enter into such swap contracts on the CMCI. The Fund may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties. The Fund’s use of one or a limited number of counterparties and its investments in commodity-linked structured notes issued by only a limited number of issuers increases the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Debt Securities. Debt securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Debt securities with longer durations have higher risk and volatility.

Derivatives. The use of derivatives, such as swap agreements, options, futures contracts and structured notes, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, commodity, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over the counter instruments may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to counterparty risk.

Index Tracking and Data Risk. The Fund’s return may not match the return of the CMCI for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the CMCI and incurs costs associated with investing in commodity-lined derivative instruments that provide economic exposure to the CMCI, which are not factored into the return of the Index. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value (“NAV”). Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology or the transmission of such information to the Adviser may occur from time to time and may not be identified and corrected by the Index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Industry Concentration. The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of industries. The Fund may be susceptible to financial, economic, political or market events, as well as government regulation, impacting a particular industry.

Management. Investment decisions made by the Adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected by the Adviser, may cause a decline in the value of the securities held by the Fund and, in turn, cause the Fund’s shares to lose value or underperform other funds with similar investment objectives.

Market. Market risk refers to the risk that the market prices of securities, commodities and related instruments that the Fund holds will rise or fall, sometimes rapidly or unpredictably. In general, equity securities and commodities tend to have greater price volatility than debt securities.

Operational. The Fund is exposed to operational risk arising from a number of factors, including but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

Regulatory. Changes in the laws or regulations of the United States or the Cayman Islands, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund or the Subsidiary. For example, in 2012, the U.S. Commodity Futures Trading Commission (“CFTC”) adopted amendments to its rules that affect the ability of certain investment advisers to registered investment companies and other entities to rely on previously available exclusions or exemptions from registration under the Commodity Exchange Act of 1936, as amended (“CEA”) and regulations thereunder. As a result of the amendments and, based on the Fund’s and its Subsidiary’s current investment strategies, the Fund and the Subsidiary are each a “commodity pool” and the Adviser is considered a “commodity pool operator” (“CPO”) with respect to the Fund and the Subsidiary under the CEA. Accordingly, the Fund and the Adviser are subject to dual regulation by the CFTC and the SEC. In August 2013, the CFTC adopted regulations that seek to “harmonize” CFTC regulations with overlapping SEC rules and regulations. Pursuant to the CFTC harmonization regulations, the Fund and the Adviser may elect to meet the requirements of certain CFTC regulations by complying with specific SEC rules and regulations relating to disclosure and reporting requirements. The CFTC could deem the Fund or the Adviser in violation of an applicable CFTC regulation if the Fund or the Adviser failed to comply with a related SEC regulatory requirement under the CFTC harmonization regulations. The Fund and the Adviser will remain subject to certain CFTC-mandated disclosure, reporting and recordkeeping regulations even if they elect substitute compliance under the CFTC harmonization regulations. Compliance with the CFTC regulations could increase the Fund’s expenses, adversely affecting the Fund’s total return.

Repurchase and Reverse Repurchase Agreements. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold. A reverse repurchase agreement involves the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Subsidiary. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. For instance, the CMCI is a rules-based, composite benchmark index diversified across 29 commodity components from within five sectors, specifically energy, precious metals, industrial metals, agriculture and livestock. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.

Additionally, large purchases and/or redemptions of shares of a class, relative to the amount of assets represented by the class, may cause the annual returns for each class to differ. Updated performance information for the Fund is available on the VanEck website at vaneck.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vaneck.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A: Annual Total Returns (%) as of 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	+12.28%	2Q ’16
Worst Quarter:	-14.60%	3Q ’15

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.60%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or Investment Retirement Account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	These returns are shown for one class of shares only; after-tax returns for the other classes may vary.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/18
CM Commodity Index Fund | UBS Bloomberg Constant Maturity Commodity Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.25%)
5 Years	rr_AverageAnnualReturnYear05	(6.94%)
Life of Class	rr_AverageAnnualReturnSinceInception	(5.73%)
CM Commodity Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge for Class A shares of 1.00% for one year applies to redemptions of qualified commissionable shares purchased at or above the $1 million breakpoint level.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for Class A sales charge discounts if you and your family (includes spouse and children under age 21) invest, or agree to invest in the future, at least $25,000, in the aggregate, in Classes A and C of the VanEck Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	666
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	949
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,252
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,112
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	666
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	949
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,252
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,112
Annual Return 2011	rr_AnnualReturn2011	(8.11%)
Annual Return 2012	rr_AnnualReturn2012	1.23%
Annual Return 2013	rr_AnnualReturn2013	(7.87%)
Annual Return 2014	rr_AnnualReturn2014	(19.76%)
Annual Return 2015	rr_AnnualReturn2015	(25.29%)
Annual Return 2016	rr_AnnualReturn2016	15.01%
Annual Return 2017	rr_AnnualReturn2017	6.58%
Annual Return 2018	rr_AnnualReturn2018	(11.42%)
1 Year	rr_AverageAnnualReturnYear01	(16.56%)
5 Years	rr_AverageAnnualReturnYear05	(9.30%)
Life of Class	rr_AverageAnnualReturnSinceInception	(7.72%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
CM Commodity Index Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.75%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(10.38%)	[3]
Life of Class	rr_AverageAnnualReturnSinceInception	(8.42%)	[3]
CM Commodity Index Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.80%)
5 Years	rr_AverageAnnualReturnYear05	(7.15%)
Life of Class	rr_AverageAnnualReturnSinceInception	(5.70%)
CM Commodity Index Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	474
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,085
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	66
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	262
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	474
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,085
1 Year	rr_AverageAnnualReturnYear01	(11.13%)
5 Years	rr_AverageAnnualReturnYear05	(7.95%)
Life of Class	rr_AverageAnnualReturnSinceInception	(6.74%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
CM Commodity Index Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	314
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	576
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,326
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	314
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	576
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,326
1 Year	rr_AverageAnnualReturnYear01	(11.23%)
5 Years	rr_AverageAnnualReturnYear05	(8.02%)
Life of Class	rr_AverageAnnualReturnSinceInception	(6.80%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010

[1]	A contingent deferred sales charge for Class A shares of 1.00% for one year applies to redemptions of qualified commissionable shares purchased at or above the $1 million breakpoint level.
[2]	Van Eck Absolute Return Advisers Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 0.95% for Class A, 0.65% for Class I, and 0.70% for Class Y of the Fund's average daily net assets per year until May 1, 2020. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. These returns are shown for one class of shares only; after-tax returns for the other classes may vary. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or Investment Retirement Account.